Segment information (Tables)	6 Months Ended
Sep. 30, 2021
Disclosure Of Entity's Operating Segments [Abstract]
Disclosure of reportable segments
The segment information provided to the ExCom for the reportable segments is as follows:

Six months ended September 30, 2021
(EUR thousand)
	Note	TFSS	AVPS	CRTS	Central costs	Total
Revenue		32,131	10,145	5,658	—	47,934
Operating expenses (1)		(19,575)	(5,266)	(7,453)	(26,743)	(59,037)
Adjusted EBITDA		12,556	4,879	(1,795)	(26,743)	(11,103)
Depreciation and amortization (2)	6					(50,172)
Exceptional items	6					18,230
Operating Loss						(43,045)

Three months ended September 30, 2021
(EUR thousand)
	Note	TFSS	AVPS	CRTS	Central costs	Total
Revenue		23,016	5,295	2,900	—	31,211
Operating expenses (1)		(11,301)	(2,261)	(4,025)	(14,050)	(31,637)
Adjusted EBITDA		11,715	3,034	(1,125)	(14,050)	(426)
Depreciation and amortization (2)	6					(22,090)
Exceptional items	6					30,399
Operating Profit						7,883

Six months ended September 30, 2020
(EUR thousand)	Restated
	Note	TFSS	AVPS	Central costs	Total
Revenue		14,081	5,945	—	20,026
Operating expenses (1)		(14,699)	(3,274)	(21,531)	(39,504)
Adjusted EBITDA		(618)	2,671	(21,531)	(19,478)
Depreciation and amortization (2)	6				(58,418)
Exceptional items	6				(254,136)
Operating Loss					(332,032)

Three months ended September 30, 2020
(EUR thousand)	Restated
	Note	TFSS	AVPS	Central costs	Total
Revenue		8,370	4,023	—	12,393
Operating expenses (1)		(5,294)	(1,919)	(9,777)	(16,990)
Adjusted EBITDA		3,076	2,104	(9,777)	(4,597)
Depreciation and amortization (2)	6				(29,034)
Exceptional items	6				(249,218)
Operating Loss					(282,849)

Six months ended September 30, 2019
(EUR thousand)
	Note	TFSS	AVPS	Central costs	Total
Revenue		194,711	32,989	—	227,700
Operating expenses (1)		(73,699)	(14,028)	(38,702)	(126,429)
Adjusted EBITDA		121,012	18,961	(38,702)	101,271
Depreciation and amortization (2)	6				(54,921)
Exceptional items	6				(9,198)
Operating Profit					37,152

Three months ended September 30, 2019
(EUR thousand)
	Note	TFSS	AVPS	Central costs	Total
Revenue		110,177	17,057	—	127,234
Operating expenses (1)		(40,090)	(7,159)	(18,201)	(65,450)
Adjusted EBITDA		70,087	9,898	(18,201)	61,784
Depreciation and amortization (2)	6				(26,955)
Exceptional items	6				(7,346)
Operating Profit					27,483
(1)Operating expenses excluding Depreciation and Amortization and Exceptional items.
For the six months ended September 30, 2021 the fixed costs amounted to EUR47.7 million (EUR36.3 million for the six months ended September 30, 2020 and EUR79.7 million for the six months ended September 30, 2019) and variable costs amounted to EUR11.4 million (EUR3.2 million for the six months ended September 30, 2020 and EUR46.7 million for the six months ended September 30, 2019). Fixed personnel costs amounted to EUR34.0 million (EUR23.2 million for the six months ended September 30, 2020 and EUR51.5 million for the six months ended September 30, 2019) and fixed non personnel costs amounted to EUR13.6 million (EUR13.1 million for the six months ended September 30, 2020 and EUR28.1 million for the six months ended September 30, 2019).
For the three months ended September 30, 2021 the fixed costs amounted to EUR24.9 million (EUR16.3 million for the three months ended September 30, 2020 and EUR37.3 million for the three months ended September 30, 2019) and variable costs amounted to EUR6.7 million (EUR0.7 million for the three months ended September 30, 2020 and EUR28.2 million for the three months ended September 30, 2019). Fixed personnel costs amounted to EUR16.6 million (EUR10.4 million for the three months ended September 30, 2020 and EUR25.2 million for the three months ended September 30, 2019) and fixed non personnel costs amounted to EUR8.4 million (EUR6.0 million for the three months ended September 30, 2020 and EUR12.1 million for the three months ended September 30, 2019).
(2)Depreciation and amortization include amortization of intangible assets acquired through business combinations.
Disclosure of geographical breakdown of revenue and non-current assets
Revenue is mainly derived from commissions generated from TFSS and AVPS. A geographical breakdown of revenue by point of sale is provided below:

Six months ended September 30, 2021
(EUR thousand)
	TFSS	AVPS	CRTS	Total
Europe	29,209	3,049	5,658	37,916
Asia Pacific	2,419	7,096	—	9,515
Rest of the world	503	—	—	503
Total	32,131	10,145	5,658	47,934

Three months ended September 30, 2021
(EUR thousand)
	TFSS	AVPS	CRTS	Total
Europe	21,527	2,148	2,900	26,575
Asia Pacific	1,214	3,147	—	4,361
Rest of the world	275	—	—	275
Total	23,016	5,295	2,900	31,211

Six months ended September 30, 2020
(EUR thousand)
	TFSS	AVPS	Total
Europe	11,888	1,854	13,742
Asia Pacific	2,149	4,091	6,240
Rest of the world	44	—	44
Total	14,081	5,945	20,026

Three months ended September 30, 2020
(EUR thousand)
	TFSS	AVPS	Total
Europe	7,000	1,400	8,400
Asia Pacific	1,348	2,623	3,971
Rest of the world	22	—	22
Total	8,370	4,023	12,393

Six months ended September 30, 2019
(EUR thousand)
	TFSS	AVPS	Total
Europe	172,681	9,267	181,948
Asia Pacific	20,677	23,719	44,396
Rest of the world	1,353	3	1,356
Total	194,711	32,989	227,700

Three months ended September 30, 2019
(EUR thousand)
	TFSS	AVPS	Total
Europe	99,479	4,885	104,364
Asia Pacific	10,028	12,171	22,199
Rest of the world	670	1	671
Total	110,177	17,057	127,234

Revenue by top Country
A breakdown of revenue by point of sale per individual countries greater than 10% of total revenue is provided below:

Six months ended September 30, 2021
(EUR thousand)
	TFSS	AVPS	CRTS	Total	% of Total Revenue
France	7,488	376	—	7,864	16%
Italy	4,257	1,346	—	5,603	12%
United Kingdom	885	203	5,658	6,746	14%
Australia	12	5,823	—	5,835	12%
Total	12,642	7,748	5,658	26,048	54%

Three months ended September 30, 2021
(EUR thousand)
	TFSS	AVPS	Total	% of Total Revenue
France	4,726	273	4,999	16%
Italy	3,416	899	4,315	14%
Total	8,142	1,172	9,314	30%

Six months ended September 30, 2020
(EUR thousand)
	TFSS	AVPS	Total	% of Total Revenue
Italy	1,118	1,012	2,130	11%
Australia	14	3,458	3,472	17%
Total	1,132	4,470	5,602	28%

Three months ended September 30, 2020
(EUR thousand)
	TFSS	AVPS	Total	% of Total Revenue
Italy	721	771	1,492	12%
Australia	8	2,188	2,196	18%
Total	729	2,959	3,688	30%

Six months ended September 30, 2019
(EUR thousand)
	TFSS	AVPS	Total	% of Total Revenue
Italy	30,145	4,332	34,477	15%
United Kingdom	26,222	1,133	27,355	12%
Total	56,367	5,465	61,832	27%

Three months ended September 30, 2019
(EUR thousand)
	TFSS	AVPS	Total	% of Total Revenue
Italy	16,488	2,380	18,868	15%
United Kingdom	16,462	565	17,027	13%
Total	32,950	2,945	35,895	28%

Although no measure of assets or liabilities by segment is reported to the ExCom, according to IFRS 8, the non-current assets by country are disclosed as follows:

September 30, 2021
(EUR thousand)
	Intangible Assets	Tangible Assets	Investments in associates and joint ventures	Other Long-Term Receivables	Total
Switzerland	575,310	1,242	3,339	3,475	583,366
Australia	10,240	2,324	—	217	12,781
Italy	945	6,387	—	283	7,615
Singapore	643	599	—	967	2,209
Rest of the world	12,526	19,169	(495)	8,053	39,253
Total	599,664	29,721	2,844	12,995	645,224

March 31, 2021
(EUR thousand)
	Intangible Assets	Tangible Assets	Investments in associates and joint ventures	Other Long-Term Receivables	Total
Switzerland	600,719	1,792	3,915	1,964	608,390
Australia	11,087	2,082	—	227	13,396
Italy	1,094	8,859	—	288	10,241
Singapore	664	3,381	—	1,003	5,048
Rest of the world	11,815	21,790	(418)	9,034	42,221
Total	625,379	37,904	3,497	12,516	679,296

March 31, 2020
(EUR thousand)
	Intangible Assets	Tangible Assets	Investments in associates and joint ventures	Other Long-Term Receivables	Total
Switzerland	607,589	3,351	2,791	100	613,831
Australia	11,927	2,453	—	194	14,574
Japan	2,640	1,177	—	135	3,952
Italy	1,379	10,484	—	358	12,221
Rest of the world	7,467	33,890	104	14,383	55,844
Total	631,002	51,355	2,895	15,170	700,422